Long Term Debt - Senior Secured Notes (Details) - Senior secured notes - USD ($) $ in Thousands		12 Months Ended
	Dec. 19, 2017	Mar. 31, 2018	Jun. 19, 2012
Long-Term Debt
Face amount			$ 250,000
Fixed interest rate			6.65%
Repayments in semi-annual installments	$ 19,500	$ 25,000
Notes repurchased		230,500
Cash paid (excluding payments of accrued interest)		250,179
Loss on early extinguishment of debt		(23,971)
Write off of debt issuance costs		$ 4,300